Administrative expenses	12 Months Ended
Dec. 31, 2024
Administrative expenses
Administrative expenses

Note 13     Administrative expenses

Amounts in US$ ‘000	2024	2023	2022
Staff costs (Note 11)	28,344	25,675	23,671
Share-based payment (Note 11)	5,139	6,033	9,690
Consultant fees (a)	11,443	10,645	9,574
Safety and insurance costs	3,224	3,890	3,834
Travel expenses	1,865	1,730	2,336
Non-operated blocks expenses (b)	4,038	1,568	1,390
Director’s fees and allowance (Note 11)	700	896	1,172
Communication and IT costs	3,777	3,760	3,419
Allocation to joint operations	(12,054)	(13,986)	(9,642)
Other administrative expenses	3,058	3,758	4,580
	49,534	43,969	50,024
a)	The increase in consultant fees in 2024 is mainly due to advisory services related to new business efforts, including the acquisition in Argentina (“Vaca Muerta”) and the proposed acquisition of certain Repsol exploration and production assets in Colombia, detailed in Notes 35.1 and 35.2, respectively.
b)	The increase in non-operated blocks expenses in 2024 is mainly due to the impact of higher activity on the overhead billed by the operator in the Perico and Llanos 32 Blocks in Ecuador and Colombia, respectively.